UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03605
Northern Institutional Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 637-1380
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Item 1. Reports to Stockholders.
(a)

Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of
1940
(the “1940 Act”) (17 CFR 270.30e-1).

LIQUID ASSETS PORTFOLIO
NILAP

SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024

This semi-annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment 1	Costs paid as a percentage of a $ 10,000 investment 1,2
LIQUID ASSETS PORTFOLIO	$ 2	0.03%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The

following

graph

assumes

an

initial

$10,000 investment in

the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years and the reporting period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIQUID ASSETS PORTFOLIO	5.49%	2.16%	1.53%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 1,768,541
Total number of portfolio holdings	58
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	19.9%
U.S. Government Obligations	13.4%
Repurchase Agreements	70.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more
information
?
Please carefully read the prospectus and summary prospectus and consider
the investment objectives, risks, charges and expenses of Northern Institutional Funds carefully before investing
. Scan the QR code or
visit
ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

U.S. GOVERNMENT PORTFOLIO
SHARES/BNGXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The

following

graph

assumes

an

initial

$5,000,000

investment

in

the

Shares of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years and the reporting period.
GROWTH OF $5,000,000

Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	5.24%	1.96%	1.31%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 20,836,704
Total number of portfolio holdings	110
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	28.0%
U.S. Government Obligations	14.2%
Repurchase Agreements	57.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more
information
?
Please carefully read the prospectus and summary prospectus and consider the investment objectives, risks, charges and expenses of Northern Institutional Funds carefully before investing. Scan the QR code
or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

U.S. GOVERNMENT SELECT PORTFOLIO
SERVICE SHARES/BSCXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The

following

graph

assumes

an

initial

$10,000

investment

in

the

Service Shares of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years and the reporting period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	5.31%	1.99%	1.35%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS

Portfolio net assets (in thousands)	$ 27,755,642
Total number of portfolio holdings	111
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	30.7%
U.S. Government Obligations	14.3%
Repurchase Agreements	51.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabiliti es.
Where can I find more information?
Please carefully read the prospectus and summary prospectus and consider the investment objectives, risks, charges and expenses of Northern Institutional Funds carefully before investing. Scan the QR code or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-
637
-
1380
.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

U.S. GOVERNMENT SELECT PORTFOLIO
SHARES/BGSXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The

following

graph

assumes

an

initial

$5,000,000

investment

in

the

Shares of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years and the reporting period.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	5.31%	1.99%	1.35%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 27,755,642
Total number of portfolio holdings	111
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	30.7%
U.S. Government Obligations	14.3%
Repurchase Agreements	51.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Please carefully read the prospectus and summary prospectus and consider the invest ment o
bjectives, risks, charges
and
expenses of Northern Institutional Funds carefully before investing. Scan the QR code or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

U.S. GOVERNMENT SELECT PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/WCGXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares of the Portfolio at inception on September 15, 2014 and compares the initial and subsequent account values at the end of each of the completed fiscal years and the reporting period since inception.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	5.31%	1.99%	1.39%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 27,755,642
Total number of portfolio holdings	111
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	30.7%
U.S. Government Obligations	14.3%
Repurchase Agreements	51.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Please carefully read the prospectus and summary prospectus and consider the investment objectives, risks, charges and expenses of Northern Institutional Funds carefully before investing. Scan the QR code or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

TREASURY PORTFOLIO
PREMIER SHARES/NTPXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$ 10	0.20%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares of the Portfolio at inception on August 01, 2016 and compares the initial and subsequent account values at the end of each of the completed fiscal years and the reporting period since inception.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	Since Inception
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	5.28%	1.97%	1.70%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 82,131,465
Total number of portfolio holdings	78
TYPE OF SECURITY AS A % OF NET ASS
ETS
U.S. Government Obligations	49.4%
Repurchase Agreements	50.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Please carefully read the prospectus and summary prospectus and consider the investment objectives, risks, charges and expenses of Northern Institutional Funds carefully before investing. Scan the QR code or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings informa tio
n.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

TREASURY PORTFOLIO
SHARES/NITXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (SHARES/NITXX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The

following

graph

assumes

an

initial

$5,000,000

investment

in

the

Shares of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years and the reporting period.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SHARES/NITXX)	5.33%	2.01%	1.38%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 82,131,465
Total number of portfolio holdings	78
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.4%
Repurchase Agreements	50.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Please carefully read the prospectus and summary prospectus and consider the
investment objectives, risks,
charges
and expenses of Northern Institutional Funds carefully before investing. Scan the QR code or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

TREASURY PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/SWSXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The

following

graph

assumes

an

initial

$10,000

investment

in

the

Siebert Williams Shank Shares of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years and the reporting period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	5.33%	2.01%	1.38%
Siebert Williams Shank Shares commenced operations on December 22, 2021. Performance of Siebert Williams Shank Shares prior to that date is for the Fund’s Shares class. Siebert Williams Shank Shares would have substantially similar annual returns because the Shares Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 82,131,465
Total number of portfolio holdings	78
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.4%
Repurchase Agreements	50.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Please carefully read the prospectus and summary prospectus and consider the investment objectives, risks, charges and expenses of Northern Institutional Funds carefully before investing. Scan the QR code or visit
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information and holdings information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO
Semi-Annual Report
May 31, 2024

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES
3	STATEMENT OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
6	LIQUID ASSETS PORTFOLIO
9	NOTES TO THE FINANCIAL STATEMENTS
14	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
18	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
19	PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	May 31, 2024 (UNAUDITED)

Amounts in thousands, except per share data	Liquid Assets Portfolio
ASSETS:
Investments, at amortized cost, which approximates fair value	$588,701
Repurchase agreements, at cost, which approximates fair value	1,243,000
Interest income receivable	2,570
Receivable from investment adviser	147
Prepaid and other assets	21
Total Assets	1,834,439
LIABILITIES:
Cash overdraft	24,873
Payable for securities purchased	19,654
Payable for when-issued securities	12,990
Distributions payable to shareholders	8,087
Payable to affiliates:
Management fees	149
Custody fees	24
Transfer agent fees	44
Accrued Trustee fees	12
Accrued other liabilities	65
Total Liabilities	65,898
Net Assets	$1,768,541
ANALYSIS OF NET ASSETS:
Capital stock	$1,768,852
Distributable loss	(311)
Net Assets	$1,768,541
Total Shares Outstanding (no par value, unlimited shares authorized)	1,768,851
Net Asset Value, Redemption and Offering Price Per Share	$1.00
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	For the Six Months Ended May 31, 2024 (UNAUDITED)

Amounts in thousands	Liquid Assets Portfolio
INVESTMENT INCOME:
Interest income	$46,002
Income from affiliates (Note 5)	750
Total Investment Income	46,752
EXPENSES:
Management fees	863
Custody fees	66
Transfer agent fees	129
Printing fees	10
Professional fees	47
Trustee fees	7
Other	16
Total Expenses	1,138
Less expenses contractually reimbursed by investment adviser	(869)
Net Expenses	269
Net Investment Income	46,483
NET REALIZED GAINS:
Net realized gains on:
Investments	60
Net Gains	60
Net Increase in Net Assets Resulting from Operations	$46,543
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  3 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED May 31, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED November 30, 2023

	Liquid Assets Portfolio
Amounts in thousands	2024	2023
OPERATIONS:
Net investment income	$46,483	$79,266
Net realized gains	60	3
Net Increase in Net Assets Resulting from Operations	46,543	79,269
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	15,489	355,376
Net Increase in Net Assets Resulting from Capital Share Transactions	15,489	355,376
DISTRIBUTIONS PAID:
Distributable earnings	(46,483)	(79,266)
Total Distributions Paid	(46,483)	(79,266)
Total Increase in Net Assets	15,549	355,379
NET ASSETS:
Beginning of period	1,752,992	1,397,613
End of period	$1,768,541	$1,752,992

(1)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED May 31, 2024 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

Liquid Assets Portfolio
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05	0.01	— (1)	0.01	0.02
Net realized gains (losses)(1)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	0.01	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (1)	(0.01)	(0.02)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	2.73%	5.07%(3),(4)	1.31%(5)	0.04%(6),(7)	0.65%	2.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,768,541	$1,752,992	$1,397,613	$1,069,319	$807,843	$796,197
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits	0.03%	0.01%	0.02%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.13%	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income, net of waivers, reimbursements and credits	5.39%	4.99%(3)	1.39%	0.04%(6)	0.70%	2.28%
Net investment income (loss), before waivers, reimbursements and credits	5.29%	4.87%(3)	1.28%	(0.07)%(6)	0.59%	2.16%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $277,000. Total return excluding the voluntary reimbursement would have been 5.05%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30%.

(6)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the
Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income
(loss), before waivers, reimbursements and credit ratio would have been 0.03% and -0.08%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.
(8)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  5 LIQUID ASSETS PORTFOLIO

Schedule of Investments

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 19.9% (1)
Federal Farm Credit Bank – 11.5%
FFCB Discount Notes,
5.22%, 11/25/24(2)	$2,600	$2,534
FFCB Notes,
(Floating, U.S. Federal Funds + 0.12%), 5.45%, 6/3/24(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	67,000	67,000
(Floating, U.S. Federal Funds + 0.14%), 5.47%, 6/3/24(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 5.47%, 6/3/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.03%), 5.36%, 6/3/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.10%), 5.43%, 6/3/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 5.43%, 6/3/24(3)	2,000	2,000
(Floating, U.S. SOFR + 0.13%), 5.46%, 6/3/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 5.46%, 6/3/24(3)	17,500	17,500
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.19%), 5.52%, 6/3/24(3)	5,000	5,000
		204,034
Federal Home Loan Bank – 8.4%
FHLB Bonds,
5.31%, 6/14/24	5,000	5,000
5.50%, 12/20/24	5,000	5,000
5.40%, 2/3/25	15,000	15,000
5.30%, 5/12/25	20,000	20,000
5.32%, 5/12/25	5,000	5,000
FHLB Discount Notes,
5.26%, 6/28/24(2)	5,000	4,980
5.27%, 7/19/24(2)	5,000	4,965
5.27%, 8/28/24(2)	10,000	9,872
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 19.9% (1)continued
Federal Home Loan Bank – 8.4%continued
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	$15,000	$15,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.01%), 6/5/24(3) (4)	12,990	12,990
		147,807
Total U.S. Government Agencies
(Cost $351,841)		351,841

U.S. GOVERNMENT OBLIGATIONS – 13.4%
U.S. Treasury Bills – 12.3%
5.15%, 6/20/24(2)	10,000	9,972
5.16%, 6/20/24(2)	5,000	4,986
5.04%, 7/2/24(2)	5,000	4,978
5.05%, 7/2/24(2)	10,000	9,955
5.03%, 7/16/24(2)	5,000	4,967
5.16%, 7/25/24(2)	15,000	14,882
5.07%, 7/30/24(2)	3,000	2,974
5.15%, 8/1/24(2)	10,000	9,911
5.15%, 8/8/24(2)	10,000	9,901
5.05%, 8/13/24(2)	15,000	14,841
5.05%, 8/20/24(2)	5,000	4,942
5.06%, 8/20/24(2)	10,000	9,884
5.15%, 8/22/24(2)	15,000	14,821
5.21%, 8/29/24(2)	10,000	9,870
5.06%, 9/10/24(2)	20,000	19,706
5.05%, 9/17/24(2)	15,000	14,764
5.05%, 9/24/24(2)	16,520	16,244
5.06%, 10/1/24(2)	20,000	19,654
5.20%, 10/10/24(2)	15,000	14,718
5.15%, 10/31/24(2)	5,000	4,891
		216,861
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.4%continued
U.S. Treasury Floating Rate Notes – 1.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.36%, 6/3/24(3)	$10,000	$9,999
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.47%, 6/3/24(3)	10,000	10,000
		19,999
Total U.S. Government Obligations
(Cost $236,860)		236,860

Investments, at Amortized Cost
( $588,701)		588,701

REPURCHASE AGREEMENTS – 70.3% (5)
Bank of America N.A., dated 5/31/24, repurchase price $220,098, 5.33%, 6/3/24	220,000	220,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $200,089, 5.33%, 6/3/24	200,000	200,000
Canadian Imperial Bank of Commerce, dated 5/31/24, repurchase price $50,222, 5.33%, 6/7/24	50,000	50,000
Citigroup Global Markets, Inc., dated 5/31/24, repurchase price $103,046, 5.33%, 6/3/24	103,000	103,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $200,089, 5.34%, 6/3/24	200,000	200,000
MUFG Securities Americas, Inc., dated 5/31/24, repurchase price $50,222, 5.32%, 6/7/24	50,000	50,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 70.3% (5)continued
Royal Bank of Canada, dated 5/31/24, repurchase price $50,223, 5.34%, 6/7/24	$50,000	$50,000
Societe Generale S.A., dated 5/31/24, repurchase price $370,164, 5.33%, 6/3/24	370,000	370,000
		1,243,000
Total Repurchase Agreements
(Cost $1,243,000)		1,243,000

Total Investments – 103.6%
(Cost $1,831,701)		1,831,701
Liabilities less Other Assets – (3.6%)		(63,160)
NET ASSETS – 100.0%		$1,768,541

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of May 31, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	When-Issued Security. Coupon rate is not in effect at May 31, 2024.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$14	4%	6/6/33
FHLMC	$82,588	1.50% — 6.50%	11/1/35 — 6/1/54
FNMA	$424,125	1.50% — 7.50%	3/1/31 — 8/1/58
GNMA	$106,091	2.50% — 5.50%	2/20/52 — 4/20/53
U.S. Treasury Notes	$660,992	0.13% — 4.38%	3/31/26— 7/15/30
Total	$1,273,810

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  7 LIQUID ASSETS PORTFOLIO

Schedule of Investments

LIQUID ASSETS PORTFOLIO continued	May 31, 2024 (UNAUDITED)
GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2024:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$1,831,701	$—	$1,831,701

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

Notes to the financial statements	May 31, 2024 (UNAUDITED)
1. ORGANIZATION
Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2024, each with its own investment objective (e.g., income consistent with preservation of capital).
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value ("NAV") determination of each class of the Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 3:00 p.m. Central time.
A) VALUATION OF SECURITIES The investments held by the Portfolio are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees ("Board") believes  the extent of any deviation from the Portfolio's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedule of Investments.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at May 31, 2024.
The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolio may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

Notes to the financial statements continued
and calculate the net exposure to the defaulting party or request additional collateral. As of May 31, 2024, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$220,000	$(220,000)	$–
	Barclays	200,000	(200,000)	–
	Canadian Imperial Bank	50,000	(50,000)	–
	Citigroup	103,000	(103,000)	–
	JPMorgan	200,000	(200,000)	–
	MUFG	50,000	(50,000)	–
	Royal Bank of Canada	50,000	(50,000)	–
	Societe Generale	370,000	(370,000)	–
	Total	$1,243,000	$(1,243,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.
D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.
E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio's capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolio.
There were no reclassifications at Novermber 30, 2023.
F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.
The following capital loss carryforwards were utilized at November 30, 2023, for U.S. Federal income tax purposes:
Amounts in thousands
Liquid Assets	$3
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Liquid Assets	$360	$—
LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

May 31, 2024 (UNAUDITED)
At November 30, 2023, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$7,209	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$76,551	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,196	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of November 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio's federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.
3. BANK BORROWINGS
The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations, and on maturity or termination of the Credit Facility. The Credit Facility will expire on November 11, 2024, unless renewed.
The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2024. There were no outstanding loan amounts at May 31, 2024.
4. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.
NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the total annual fund operating expenses of the Portfolio shall not exceed 0.03 percent of the Portfolio's average daily net assets, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. Any such reimbursement is paid monthly to the Portfolio by NTI.
The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2025 without the approval of the Board. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to the Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

Notes to the financial statements continued
voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that the Portfolio will be able to avoid a negative yield or maintain a specified minimum yield. Any such reimbursement is paid monthly to the Portfolio by NTI.
During the six months ended May 31, 2024, there were no voluntary waivers or reimbursements.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.
On a daily basis the Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolio to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
5. RELATED PARTY TRANSACTIONS
The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2024, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.
Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolio's Statement of Operations as Income from affiliates.
6. INVESTMENT TRANSACTIONS
At May 31, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$ —	$ —	$ —	$1,831,701
7. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for the six months ended May 31, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$10,829,863	$ —	$ (10,814,374)	$15,489

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
LIQUID ASSETS PORTFOLIO 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

May 31, 2024 (UNAUDITED)
Transactions in capital shares for the fiscal year ended November 30, 2023, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$21,213,124	$ —	$ (20,857,748)	$355,376

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
9. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021.
Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.
In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Portfolio's financial statements and disclosures.
10. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
At an in-person meeting held on May 15-16, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the continuance of the investment management agreement (the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Liquid Assets Portfolio (the “Portfolio”) for an additional one-year period.
In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustee present.
In evaluating the Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolio’s investment performance over different time periods, including versus its benchmark and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rate (before fee waivers and expense reimbursements), actual advisory fee rate (after fee waivers and expense reimbursements), and total expense ratio (after fee waivers and expense reimbursements) of the Portfolio, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolio; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolio; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolio, including Northern’s staffing for the Portfolio, and information on the portfolio managers, credit research and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolio; (vii) information about purchases and redemptions of the Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders. The Trustees noted that shares of the Portfolio are offered on a private placement basis in accordance with Regulation D under the Securities Act of 1933 exclusively to securities lending customers of The Northern Trust Company and other affiliated entities.
The Trustees were provided with information on the construction of the Performance Universe and Expense Group by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Portfolio, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of the Portfolio and the composition of the Portfolio’s assets, including the day-to-day portfolio
LIQUID ASSETS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

May 31, 2024 (UNAUDITED)
management of the Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for the Portfolio; (ii) determining what investments or securities will be purchased, retained or sold by the Portfolio, what portion of the Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of the Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions; (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Portfolio. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolio, including recently adopted rule and form amendments by the U.S. Securities and Exchange Commission impacting money market funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Portfolio’s compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They considered the quality of Northern’s compliance oversight program with respect to the Portfolio’s service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Portfolio, and the quality of Northern’s communications with, and services to, shareholders of the Portfolio. The Trustees reviewed the administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day custodial, transfer agency and fund account operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments and considered Northern’s initiatives on behalf of the Portfolio to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements and initiatives. The Trustees took into account that the Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Portfolio. The Trustees also considered the  financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolio and its shareholders.
Performance
The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objective. The Trustees focused on information on the Portfolio’s investment performance for one-,  three-, and five-years ended January 31, 2024 and compared the investment performance of the Portfolio to its Performance Universe. The Portfolio was ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark.
The Trustees noted that the performance of the Portfolio was in the first quintile for the one-, three-, and five-years periods ended January 31, 2024 relative to its Performance Universe.
The Trustees considered Northern’s discussion of the Portfolio’s performance. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating the Portfolio’s performance. The Trustees further noted the prior enhancements implemented by Northern with respect to monitoring performance and various portfolio metrics relative to peers. The Trustees concluded that, based on the information received, that the Portfolio’s performance was satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated the Portfolio’s contractual management fee rate (before fee waivers and expense reimbursements) and actual advisory fee rates (after fee waivers and expense reimbursements, if any); the Portfolio’s total operating expense ratios (after fee waivers and expense reimbursements); and Northern’s contractual commitments to limit annual fund operating expenses with respect to the Portfolio. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses for the Portfolio in past years to avoid negative yield.
The Trustees reviewed information on the management fee rates paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratios compared to the Portfolio’s Expense Group and Expense Universe. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Portfolio’s actual advisory fee rates represent a combination of advisory fees
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued
and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual shareholder report available to the Data Provider for the funds that comprise the Portfolio’s Expense Group, and Northern’s discussion of how such reports reflect historical asset levels and differing levels of fee waivers across varying fiscal years that may be quite different from those currently existing, particularly in a period of changing interest rates. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Trustees considered that the Portfolio’s total operating expense ratio after fee waivers and reimbursement of expenses was in the first quintile of its Expense Group. The Trustees also considered that the Portfolio’s actual advisory fee was below its Expense Group median, noting that Northern had waived its entire management fee.
The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had agreed to reimburse expenses and/or waive fees for the Portfolio to maintain a specified level of total net operating expenses. The Trustees also considered the management fees charged by Northern to other similarly managed funds and client accounts including Northern's explanations of differences among such funds and accounts where relevant.  Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by the Portfolio under the Management Agreement was fair and reasonable in light of the services provided.
In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Portfolio basis and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Portfolios’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Portfolio and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolio. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to the Portfolio.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio was sharing in economies of scale through the level at which the Portfolio’s management fees are set and through Northern’s contractual expense  reimbursement agreement to limit total fund operating expenses for the Portfolio, and therefore breakpoints were not necessary at this time.
Based on the foregoing, the Trustees determined that the Portfolio’s current management fee structure was reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent, and quality of services provided at its February Meeting. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.
Conclusion
After deliberation and based on its review, including consideration of each of the factors  referenced  above,  the  Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After  full  consideration  of  the
LIQUID ASSETS PORTFOLIO 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

May 31, 2024 (UNAUDITED)
above  factors  as  well  as  other  factors,  the  Board,  including  the  Independent  Trustees,  unanimously  approved the continuance of the Management Agreement on behalf of the Portfolio.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	May 31, 2024 (Unaudited)
Not applicable.
LIQUID ASSETS PORTFOLIO 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	May 31, 2024 (Unaudited)
Not applicable.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO
This Page Intentionally Left Blank
LIQUID ASSETS PORTFOLIO 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO
This Page Intentionally Left Blank
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 LIQUID ASSETS PORTFOLIO

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.
©2024 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio
NIF SAR LAP (7/24)

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS
Semi-Annual Report
May 31, 2024

2	STATEMENTS OF ASSETS AND LIABILITIES
3	STATEMENTS OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
12	SCHEDULES OF INVESTMENTS
12	TREASURY PORTFOLIO (Ticker Symbols: Shares: NITXX, Premier: NTPXX, Siebert Williams Shank Shares: SWSXX)
15	U.S. GOVERNMENT PORTFOLIO (Ticker Symbols: Shares: BNGXX)
18	U.S. GOVERNMENT SELECT PORTFOLIO (Ticker Symbols: Shares: BGSXX, Service: BSCXX, Siebert Williams Shank Shares: WCGXX)
22	NOTES TO THE FINANCIAL STATEMENTS
29	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
33	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
34	PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	May 31, 2024 (UNAUDITED)

Amounts in thousands, except per share data	Treasury Portfolio	U.S. Government Portfolio	U.S. Government Select Portfolio
ASSETS:
Investments, at amortized cost, which approximates fair value	$40,563,278	$8,797,056	$12,503,153
Repurchase agreements, at cost, which approximates fair value	41,423,000	11,899,000	14,341,000
Cash	1,358,412	590,619	1,407,437
Interest income receivable	125,922	43,300	64,373
Receivable for fund shares sold	2	—	79
Receivable from investment adviser (Note 4)	182	45	871
Prepaid and other assets	126	85	102
Total Assets	83,470,922	21,330,105	28,317,015
LIABILITIES:
Payable for securities purchased	972,852	245,670	423,840
Payable for when-issued securities	—	153,240	—
Payable for fund shares redeemed	6	—	190
Distributions payable to shareholders	351,919	89,639	131,579
Payable to affiliates:
Management fees	8,861	4,005	4,572
Custody fees	800	174	304
Shareholder servicing fees	2,839	—	—
Transfer agent fees	2,038	502	756
Accrued Trustee fees	43	106	71
Accrued other liabilities	99	65	61
Total Liabilities	1,339,457	493,401	561,373
Net Assets	$82,131,465	$20,836,704	$27,755,642
ANALYSIS OF NET ASSETS:
Capital stock	$82,131,083	$20,836,762	$27,755,652
Distributable earnings (loss)	382	(58)	(10)
Net Assets	$82,131,465	$20,836,704	$27,755,642
Net Assets:
Shares	$11,789,376	$20,836,704	$24,938,252
Service Shares	—	—	74,895
Premier Shares	69,861,250	—	—
Siebert Williams Shank Shares	480,839	—	2,742,495
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	11,789,252	20,836,729	24,938,285
Service Shares	—	—	74,895
Premier Shares	69,861,008	—	—
Siebert Williams Shank Shares	480,823	—	2,742,492
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	—	—	1.00
Premier Shares	1.00	—	—
Siebert Williams Shank Shares	1.00	—	1.00
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	For the Six Months Ended May 31, 2024 (UNAUDITED)

Amounts in thousands	Treasury Portfolio	U.S. Government Portfolio	U.S. Government Select Portfolio
INVESTMENT INCOME:
Interest income	$2,127,058	$510,677	$768,090
Income from affiliates (Note 5)	49,788	4,650	45,580
Total Investment Income	2,176,846	515,327	813,670
EXPENSES:
Management fees	52,625	21,954	27,236
Custody fees	2,697	637	1,022
Transfer agent fees	6,072	1,432	2,270
Registration fees	47	27	51
Printing fees	33	11	16
Professional fees	169	77	94
Shareholder servicing fees	16,427	—	—
Trustee fees	395	101	160
Other	409	142	247
Total Expenses	78,874	24,381	31,096
Less expenses voluntarily reimbursed by investment adviser	—	—	(4,539)
Less expenses contractually reimbursed by investment adviser	(1,094)	(348)	(598)
Net Expenses	77,780	24,033	25,959
Net Investment Income	2,099,066	491,294	787,711
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	420	38	57
Net Gains	420	38	57
Net Increase in Net Assets Resulting from Operations	$2,099,486	$491,332	$787,768
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED May 31, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED November 30, 2023

	Treasury Portfolio		U.S. Government Portfolio		U.S. Government Select Portfolio
Amounts in thousands	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income	$2,099,066	$3,388,454	$491,294	$848,741	$787,711	$1,330,402
Net realized gains	420	40	38	4	57	1
Net Increase in Net Assets Resulting from Operations	2,099,486	3,388,494	491,332	848,745	787,768	1,330,403
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(360,982)	3,542,869	2,638,060	(1,020,997)	45,329	710,016
Net decrease in net assets resulting from Service Shares transactions	—	—	—	—	(20,953)	(31,372)
Net increase in net assets resulting from Premier Shares transactions	9,752,672	2,183,326	—	—	—	—
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	(1,285,973)	1,216,004	—	—	(902,571)	1,451,667
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,105,717	6,942,199	2,638,060	(1,020,997)	(878,195)	2,130,311
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(368,680)	(553,659)	(491,297)	(848,731)	(700,948)	(1,157,479)
Total Distributions to Shares Shareholders	(368,680)	(553,659)	(491,297)	(848,731)	(700,948)	(1,157,479)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	—	—	—	—	(1,549)	(6,145)
Total Distributions to Service Shares Shareholders	—	—	—	—	(1,549)	(6,145)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(1,700,751)	(2,753,105)	—	—	—	—
Total Distributions to Premier Shares Shareholders	(1,700,751)	(2,753,105)	—	—	—	—
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(29,649)	(81,690)	—	—	(85,215)	(166,781)
Total Distributions to Siebert Williams Shank Shares Shareholders	(29,649)	(81,690)	—	—	(85,215)	(166,781)
Total Increase (Decrease) in Net Assets	8,106,123	6,942,239	2,638,095	(1,020,983)	(878,139)	2,130,309
NET ASSETS:
Beginning of period	74,025,342	67,083,103	18,198,609	19,219,592	28,633,781	26,503,472
End of period	$82,131,465	$74,025,342	$20,836,704	$18,198,609	$27,755,642	$28,633,781

(1)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED May 31, 2024 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

Treasury Portfolio	SHARES
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05 (1)	0.01	— (2)	0.01	0.02
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	0.01	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (2)	(0.01)	(0.02)
From net realized gains	—	—	—	—	—	— (2)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.64%	4.84%	1.07%(4)	0.01%(5)	0.54%(6)	2.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$11,789,376	$12,150,279	$8,607,403	$18,832,670	$25,932,036	$12,929,215
Ratio to average net assets of:(7)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.13%	0.07%	0.15%	0.15%(8)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.16%	0.16%	0.16%
Net investment income, net of waivers, reimbursements and credits	5.23%	4.84%	0.71%	0.01%	0.35%	2.09%(8)
Net investment income (loss), before waivers, reimbursements and credits	5.23%	4.84%	0.69%	(0.08)%	0.34%	2.08%

(1)
The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $21,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio's total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio's total return.
(7)	Annualized for periods less than one year.
(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  5 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued
Treasury Portfolio	PREMIER
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05 (1)	0.01 (2)	— (3)	— (3)	0.02
Net realized gains (losses)(3)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	—	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (3)	— (3)	(0.02)
From net realized gains	—	—	—	—	—	— (3)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	—	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.62%	4.79%	1.03%(2),(5)	0.01%(6)	0.50%(7)	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$69,861,250	$60,108,259	$57,924,909	$69,168,522	$55,021,850	$38,631,700
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.17%	0.07%	0.20%	0.20%(9)
Expenses, before waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	5.17%	4.70%	0.95%	0.01%	0.41%	2.11%(9)
Net investment income (loss), before waivers, reimbursements and credits	5.17%	4.70%	0.92%	(0.13)%	0.40%	2.10%

(1)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $15,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $87,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio's total return.

(3)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(8)	Annualized for periods less than one year.
(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2024 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,
Treasury Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05 (2)	0.01
Net realized gains (losses)(3)	—	—	—
Total from Investment Operations	0.03	0.05	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)
Total Distributions Paid	(0.03)	(0.05)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(4)	2.64%	4.84%	1.07%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$480,839	$1,766,804	$550,791
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.16%
Net investment income, net of waivers, reimbursements and credits	5.24%	4.97%	1.68%
Net investment income, before waivers, reimbursements and credits	5.24%	4.97%	1.67%

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.
(2)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(3)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000.
Total return excluding the voluntary reimbursement would have been 1.06%.

(6)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. Government Portfolio	SHARES
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05	0.01	— (1)	— (1),(2)	0.02
Net realized gains (losses)(1)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	—	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (1)	— (1)	(0.02)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	—	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.60%	4.77%(4)	0.98%(5)	0.02%(6),(7)	0.49%(8)	2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$20,836,704	$18,198,609	$19,219,592	$22,884,098	$17,026,776	$15,138,062
Ratio to average net assets of:(9)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%(10)	0.20%(10)	0.08%(10)	0.24%(10)	0.25%(10)
Expenses, before waivers, reimbursements and credits	0.26%	0.25%	0.26%	0.26%	0.26%	0.26%
Net investment income, net of waivers, reimbursements and credits	5.15%	4.68%(4),(10)	0.88%(10)	0.02%(6),(10)	0.41%(10)	2.07%(10)
Net investment income (loss), before waivers, reimbursements and credits	5.14%	4.68%(4)	0.82%	(0.16)%(6)	0.39%	2.06%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(6)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(9)	Annualized for periods less than one year.
(10)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2024 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

U.S. Government Select Portfolio	SHARES
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05 (1)	0.01	— (2)	0.01	0.02
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	0.01	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (2)	(0.01)	(0.02)
From net realized gains	—	—	—	—	—	— (2)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.63%(4)	4.83%(5),(6)	1.00%(7)	0.03%(8)	0.53%(9)	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$24,938,252	$24,892,874	$24,182,860	$42,959,633	$40,300,072	$25,891,894
Ratio to average net assets of:(10)
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.12%	0.06%	0.18%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	5.21%	4.74%(5)	0.82%	0.03%	0.42%	2.10%
Net investment income (loss), before waivers, reimbursements and credits	5.17%	4.70%(5)	0.73%	(0.12)%	0.39%	2.09%

(1)
The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $2,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $4,039,000. Total return excluding the voluntary reimbursement would have been 2.61% (see Note 4).

(5)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.73% and 4.69%, respectively.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,321,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(10)	Annualized for periods less than one year.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued
U.S. Government Select Portfolio	SERVICE
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05 (1)	0.01	— (2)	0.01	0.02
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	0.01	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (2)	(0.01)	(0.02)
From net realized gains	—	—	—	—	—	— (2)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.63%(4)	4.83%(5),(6)	1.00%(7)	0.03%(8)	0.53%(9)	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$74,895	$95,848	$127,220	$213,254	$147,620	$143,163
Ratio to average net assets of:(10)
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.12%	0.06%	0.18%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	5.21%	4.64%(5)	0.82%	0.03%	0.51%	2.06%
Net investment income (loss), before waivers, reimbursements and credits	5.17%	4.60%(5)	0.73%	(0.12)%	0.48%	2.05%

(1)
The Northern Trust Company reimbursed the Service class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $9,000. Total return excluding the voluntary reimbursement would have been 2.61% (see Note 4).

(5)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.63% and 4.59%, respectively.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $40,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

(10)	Annualized for periods less than one year.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2024 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,
U.S. Government Select Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05 (1)	0.01	— (2)	0.01	0.02
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.01	—	0.01	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.01)	— (2)	(0.01)	(0.02)
From net realized gains	—	—	—	—	—	— (2)
Total Distributions Paid	(0.03)	(0.05)	(0.01)	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.63%(4)	4.83%(5),(6)	1.00%(7)	0.03%(8)	0.53%(9)	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,742,495	$3,645,059	$2,193,392	$12,201,890	$1,564,088	$455,839
Ratio to average net assets of:(10)
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.10%	0.05%	0.18%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.20%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	5.21%	4.91%(5)	0.42%	0.03%	0.25%	2.06%
Net investment income (loss), before waivers, reimbursements and credits	5.17%	4.87%(5)	0.32%	(0.13)%	0.22%	2.05%

(1)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $491,000. Total return excluding the voluntary reimbursement would have been 2.61% (see Note 4).

(5)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.90% and 4.86%, respectively.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $1,020,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(10)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  11 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 49.4%
U.S. Treasury Bills – 30.5%
4.97%, 6/4/24(1)	$1,675,000	$1,674,281
5.14%, 6/6/24(1)	820,000	819,406
5.17%, 6/6/24(1)	230,000	229,833
5.18%, 6/6/24(1)	455,000	454,670
5.24%, 6/6/24(1)	435,000	434,685
5.14%, 6/13/24(1)	460,000	459,197
5.15%, 6/13/24(1)	940,000	938,359
5.18%, 6/13/24(1)	215,000	214,625
5.15%, 6/20/24(1)	575,000	573,408
5.16%, 6/20/24(1)	85,000	84,765
5.03%, 6/25/24(1)	250,000	249,131
5.04%, 7/2/24(1)	220,000	219,011
5.01%, 7/11/24(1)	100,000	99,437
5.05%, 7/11/24(1)	460,000	457,411
5.08%, 7/11/24(1)	825,000	820,357
5.26%, 7/11/24(1)	220,000	218,762
5.03%, 7/16/24(1)	335,000	332,817
5.05%, 7/18/24(1)	1,852,000	1,839,758
5.06%, 7/18/24(1)	150,000	149,008
5.09%, 7/18/24(1)	215,000	213,579
5.15%, 7/18/24(1)	655,000	650,670
5.01%, 7/25/24(1)	425,000	421,736
5.06%, 7/25/24(1)	400,000	396,928
5.16%, 7/25/24(1)	620,000	615,238
5.07%, 7/30/24(1)	145,000	143,762
5.15%, 8/1/24(1)	387,500	384,053
5.03%, 8/8/24(1)	700,000	693,191
5.15%, 8/8/24(1)	725,000	717,948
5.05%, 8/13/24(1)	660,000	652,998
5.05%, 8/20/24(1)	325,000	321,218
5.06%, 8/20/24(1)	535,000	528,774
5.15%, 8/22/24(1)	650,000	642,235
5.06%, 8/27/24(1)	745,000	735,566
5.12%, 8/29/24(1)	900,000	888,452
5.21%, 8/29/24(1)	880,000	868,708
5.06%, 9/3/24(1)	900,000	887,674
5.05%, 9/17/24(1)	625,000	615,184
5.05%, 9/24/24(1)	759,440	746,740
5.06%, 10/1/24(1)	990,000	972,852
5.20%, 10/10/24(1)	910,000	892,913
5.15%, 10/24/24(1)	413,250	404,648
5.18%, 10/24/24(1)	465,000	455,321
5.22%, 10/24/24(1)	370,000	362,298
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 49.4%continued
U.S. Treasury Bills – 30.5%continued
5.15%, 10/31/24(1)	$216,150	$211,436
5.19%, 11/29/24(1)	380,000	370,118
		25,063,161
U.S. Treasury Floating Rate Notes – 11.6%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.36%, 6/3/24(2)	251,207	251,198
(Floating, U.S. Treasury 3M Bill MMY + 0.13%), 5.45%, 6/3/24(2)	720,000	719,832
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.47%, 6/3/24(2)	2,100,000	2,100,409
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 5.47%, 6/3/24(2)	685,000	685,108
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 5.50%, 6/3/24(2)	1,730,000	1,730,789
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 5.50%, 6/3/24(2)	1,500,000	1,499,281
(Floating, U.S. Treasury 3M Bill MMY + 0.20%), 5.53%, 6/3/24(2)	750,000	749,981
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 5.57%, 6/3/24(2)	1,750,000	1,751,676
		9,488,274
U.S. Treasury Notes – 7.3%
2.25%, 11/15/24	435,000	429,864
1.50%, 11/30/24	932,125	916,680
2.13%, 11/30/24	100,000	98,645
4.50%, 11/30/24	2,050,000	2,045,696
1.00%, 12/15/24	340,000	333,112
1.75%, 12/31/24	200,000	196,295
1.38%, 1/31/25	150,000	146,507
4.13%, 1/31/25	575,000	571,703
1.13%, 2/28/25	850,000	825,957
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 49.4%continued
U.S. Treasury Notes – 7.3%continued
2.75%, 2/28/25	$100,000	$98,374
4.63%, 2/28/25	350,000	349,010
		6,011,843
Total U.S. Government Obligations
(Cost $40,563,278)		40,563,278

Investments, at Amortized Cost
( $40,563,278)		40,563,278

REPURCHASE AGREEMENTS – 50.4% (3)
Bank of Montreal, dated 5/31/24, repurchase price $300,133, 5.32%, 6/3/24	300,000	300,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $2,501,110, 5.33%, 6/3/24	2,500,000	2,500,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $3,301,466, 5.33%, 6/3/24	3,300,000	3,300,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $4,017,767, 5.33%, 6/7/24	4,000,000	4,000,000
Citigroup Global Markets, Inc., dated 5/31/24, repurchase price $641,284, 5.32%, 6/3/24	641,000	641,000
Federal Reserve Bank of New York, dated 5/31/24, repurchase price $12,602,564, 5.30%, 6/3/24	12,597,000	12,597,000
Fixed Income Clearing Corp., dated 5/31/24, repurchase price $2,000,887, 5.32%, 6/3/24	2,000,000	2,000,000
Fixed Income Clearing Corp., dated 5/31/24, repurchase price $250,111, 5.32%, 6/3/24	250,000	250,000
ING Financial Markets LLC, dated 5/31/24, repurchase price $225,100, 5.32%, 6/3/24	225,000	225,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 50.4% (3)continued
JPMorgan Securities LLC, dated 5/31/24, repurchase price $360,161, 5.35%, 6/3/24	$360,000	$360,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $7,003,103, 5.32%, 6/3/24	7,000,000	7,000,000
RBC Dominion Securities, dated 5/31/24, repurchase price $3,001,330, 5.32%, 6/3/24	3,000,000	3,000,000
RBC Dominion Securities, dated 5/31/24, repurchase price $3,013,300, 5.32%, 6/7/24	3,000,000	3,000,000
Royal Bank of Canada, New York Branch, dated 5/31/24, repurchase price $2,273,985, 5.33%, 6/7/24	2,250,000	2,250,000
		41,423,000
Total Repurchase Agreements
(Cost $41,423,000)		41,423,000

Total Investments – 99.8%
(Cost $81,986,278)		81,986,278
Other Assets less Liabilities – 0.2%		145,187
NET ASSETS – 100.0%		$82,131,465

(1)	Discount rate at the time of purchase.
(2)
Variable rate security. Rate as of May 31, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	808,388	0.00%	6/4/24 - 5/15/25
U.S. Treasury Bonds	7,800,166	0% - 6.38%	1/15/26 - 5/15/54
U.S. Treasury Notes	33,396,535	0.13% - 5.57%	6/30/24 - 5/15/34
Total	42,005,089

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  13 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY PORTFOLIO continued	May 31, 2024 (UNAUDITED)
MMY – Money Market Yield
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2024:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$81,986,278	$—	$81,986,278

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO	May 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 28.0% (1)
Federal Farm Credit Bank – 8.2%
FFCB Discount Notes,
5.10%, 7/12/24(2)	$10,000	$9,943
5.12%, 8/1/24(2)	15,000	14,872
5.26%, 9/26/24(2)	8,000	7,865
5.26%, 9/30/24(2)	5,000	4,913
4.88%, 10/7/24(2)	10,000	9,829
4.78%, 11/5/24(2)	60,000	58,762
5.22%, 11/25/24(2)	30,650	29,869
FFCB Notes,
(Floating, U.S. Federal Funds + 0.12%), 5.45%, 6/3/24(3)	65,000	65,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	35,000	34,991
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	85,000	85,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	30,000	30,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.14%), 5.47%, 6/3/24(3)	65,000	65,000
(Floating, U.S. Federal Funds + 0.14%), 5.47%, 6/3/24(3)	40,000	40,000
(Floating, U.S. SOFR + 0.10%), 5.43%, 6/3/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.10%), 5.43%, 6/3/24(3)	22,000	22,000
(Floating, U.S. SOFR + 0.11%), 5.44%, 6/3/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.13%), 5.46%, 6/3/24(3)	165,000	165,000
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	85,000	85,000
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	75,000	75,000
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.15%), 5.48%, 6/3/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	35,000	35,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (1)continued
Federal Farm Credit Bank – 8.2%continued
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	$20,000	$20,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	50,000	49,997
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	95,000	95,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	220,000	220,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	55,000	54,996
(Floating, U.S. SOFR + 0.19%), 5.52%, 6/3/24(3)	60,000	60,000
		1,718,037
Federal Home Loan Bank – 19.8%
FHLB Bonds,
5.31%, 6/14/24	60,000	60,000
5.50%, 12/20/24	90,000	90,000
5.40%, 2/3/25	185,000	185,000
5.13%, 2/7/25	70,000	70,000
5.03%, 2/14/25	200,000	200,000
5.02%, 2/19/25	70,000	70,000
5.00%, 2/24/25	260,000	260,000
5.30%, 5/12/25	190,000	190,000
5.32%, 5/12/25	50,000	50,000
FHLB Discount Notes,
5.26%, 6/28/24(2)	15,000	14,941
5.26%, 7/17/24(2)	70,000	69,531
5.27%, 7/19/24(2)	55,000	54,615
5.17%, 8/2/24(2)	200,000	198,229
5.20%, 8/5/24(2)	115,000	113,935
5.17%, 8/7/24(2)	184,450	182,685
5.21%, 8/7/24(2)	35,000	34,665
5.31%, 8/26/24(2)	167,000	164,909
5.27%, 8/28/24(2)	95,000	93,783
4.83%, 10/31/24(2)	75,000	73,493
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  15 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (1)continued
Federal Home Loan Bank – 19.8%continued
4.74%, 11/7/24(2)	$50,000	$48,957
4.79%, 11/7/24(2)	50,000	48,957
4.81%, 2/10/25(2)	65,000	62,814
4.83%, 2/10/25(2)	45,000	43,487
4.81%, 2/11/25(2)	75,000	72,471
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	140,000	140,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	135,000	135,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	425,000	425,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	455,000	455,000
(Floating, U.S. SOFR + 0.01%), 6/5/24(3) (4)	153,240	153,240
(Floating, U.S. SOFR + 0.02%), 5.35%, 6/3/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	80,000	80,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	67,000	67,000
(Floating, U.S. SOFR + 0.20%), 5.53%, 6/3/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.20%), 5.53%, 6/3/24(3)	100,000	100,000
(Floating, U.S. SOFR + 0.21%), 5.54%, 6/3/24(3)	50,000	50,000
		4,117,712
Total U.S. Government Agencies
(Cost $5,835,749)		5,835,749

U.S. GOVERNMENT OBLIGATIONS – 14.2%
U.S. Treasury Bills – 14.0%
5.11%, 6/27/24(2)	105,000	104,600
5.04%, 7/2/24(2)	30,000	29,865
5.05%, 7/2/24(2)	20,000	19,910
5.03%, 7/16/24(2)	75,000	74,511
5.03%, 7/23/24(2)	140,000	138,946
5.01%, 7/25/24(2)	10,000	9,921
5.16%, 7/25/24(2)	145,000	143,860
5.07%, 7/30/24(2)	35,000	34,701
5.02%, 8/1/24(2)	50,000	49,562
5.15%, 8/1/24(2)	100,000	99,124
5.15%, 8/8/24(2)	105,000	103,959
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.2%continued
U.S. Treasury Bills – 14.0%continued
5.05%, 8/13/24(2)	$150,000	$148,409
5.05%, 8/20/24(2)	80,000	79,069
5.06%, 8/20/24(2)	135,000	133,429
5.15%, 8/22/24(2)	170,000	167,969
5.06%, 8/27/24(2)	185,000	182,657
5.21%, 8/29/24(2)	110,000	108,572
5.06%, 9/10/24(2)	210,000	206,913
5.05%, 9/17/24(2)	165,000	162,409
5.05%, 9/24/24(2)	194,920	191,660
5.06%, 10/1/24(2)	250,000	245,670
5.20%, 10/10/24(2)	145,000	142,277
5.18%, 10/24/24(2)	102,000	99,875
5.22%, 10/24/24(2)	95,000	93,021
5.15%, 10/31/24(2)	55,000	53,801
5.19%, 11/29/24(2)	95,000	92,529
		2,917,219
U.S. Treasury Notes – 0.2%
1.00%, 12/15/24	45,000	44,088
Total U.S. Government Obligations
(Cost $2,961,307)		2,961,307

Investments, at Amortized Cost
( $8,797,056)		8,797,056

REPURCHASE AGREEMENTS – 57.1% (5)
Bank of America N.A., dated 5/31/24, repurchase price $355,158, 5.33%, 6/3/24	355,000	355,000
Bank of America Securities LLC, dated 5/31/24, repurchase price $2,000,888, 5.33%, 6/3/24	2,000,000	2,000,000
Bank of America Securities LLC, dated 5/31/24, repurchase price $750,333, 5.33%, 6/3/24	750,000	750,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $1,500,666, 5.33%, 6/3/24	1,500,000	1,500,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $1,500,668, 5.34%, 6/3/24	1,500,000	1,500,000
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 57.1% (5)continued
Citigroup Global Markets, Inc., dated 5/31/24, repurchase price $1,200,532, 5.32%, 6/3/24	$1,200,000	$1,200,000
Citigroup Global Markets, Inc., dated 5/31/24, repurchase price $279,124, 5.33%, 6/3/24	279,000	279,000
Federal Reserve Bank of New York, dated 5/31/24, repurchase price $465,205, 5.30%, 6/3/24	465,000	465,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $1,500,665, 5.32%, 6/3/24	1,500,000	1,500,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $602,750, 5.34%, 6/7/24	600,000	600,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $750,334, 5.34%, 6/3/24	750,000	750,000
Royal Bank of Canada, New York Branch, dated 5/31/24, repurchase price $1,004,450, 5.34%, 6/7/24	1,000,000	1,000,000
		11,899,000
Total Repurchase Agreements
(Cost $11,899,000)		11,899,000

Total Investments – 99.3%
(Cost $20,696,056)		20,696,056
Other Assets less Liabilities – 0.7%		140,648
NET ASSETS – 100.0%		$20,836,704

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of May 31, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	When-Issued Security. Coupon rate is not in effect at May 31, 2024.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$ 1,868	4.25% — 4.63%	9/11/26 — 11/29/38
FHLMC	$ 2,304,076	0.00% — 7.50%	3/6/26 — 6/1/54
FNMA	$ 1,681,819	0.00% — 7.50%	7/1/24 — 9/1/62
GNMA	$ 2,709,850	1.50% — 7.50%	4/20/27 — 3/20/74
U.S. Treasury Bonds	$ 1,247,273	2.00% — 4.75%	5/15/39 — 2/15/54
U.S. Treasury Notes	$ 4,243,836	0.13% — 5.00%	1/15/25 — 5/15/32
U.S. Treasury Bills	$ 1,609	0.00%	8/20/24
TVA	$ 2,012	5.25% — 5.50%	6/15/38 — 9/15/39
Total	$ 12,192,343

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2024:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$20,696,056	$—	$20,696,056

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  17 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 30.7% (1)
Federal Farm Credit Bank – 11.9%
FFCB Discount Notes,
5.10%, 7/12/24(2)	$20,000	$19,885
5.12%, 8/1/24(2)	15,000	14,872
5.19%, 8/5/24(2)	15,000	14,861
5.20%, 8/7/24(2)	75,000	74,284
5.19%, 8/14/24(2)	45,000	44,526
5.21%, 8/19/24(2)	50,000	49,436
5.26%, 9/26/24(2)	21,000	20,646
5.26%, 9/30/24(2)	22,000	21,616
4.88%, 10/7/24(2)	15,000	14,744
4.78%, 11/5/24(2)	95,000	93,040
5.22%, 12/17/24(2)	45,000	43,719
FFCB Notes,
(Floating, U.S. Federal Funds + 0.00%), 5.33%, 6/3/24(3)	130,000	130,000
(Floating, U.S. Federal Funds + 0.12%), 5.45%, 6/3/24(3)	95,000	95,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	60,000	59,985
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	130,000	130,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.13%), 5.46%, 6/3/24(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.14%), 5.47%, 6/3/24(3)	25,000	25,000
(Floating, U.S. Federal Funds + 0.14%), 5.47%, 6/3/24(3)	70,000	70,000
(Floating, U.S. SOFR + 0.01%), 5.38%, 6/3/24(3)	175,000	175,000
(Floating, U.S. SOFR + 0.03%), 5.36%, 6/3/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.10%), 5.43%, 6/3/24(3)	80,000	80,000
(Floating, U.S. SOFR + 0.10%), 5.43%, 6/3/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.11%), 5.44%, 6/3/24(3)	75,000	75,000
(Floating, U.S. SOFR + 0.11%), 5.44%, 6/3/24(3)	70,000	70,000
(Floating, U.S. SOFR + 0.13%), 5.46%, 6/3/24(3)	95,000	95,000
(Floating, U.S. SOFR + 0.13%), 5.46%, 6/3/24(3)	95,000	95,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.7% (1)continued
Federal Farm Credit Bank – 11.9%continued
(Floating, U.S. SOFR + 0.13%), 5.46%, 6/3/24(3)	$32,500	$32,500
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	125,000	125,000
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	110,000	110,000
(Floating, U.S. SOFR + 0.14%), 5.47%, 6/3/24(3)	52,000	52,000
(Floating, U.S. SOFR + 0.15%), 5.48%, 6/3/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.15%), 5.48%, 6/3/24(3)	155,000	155,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	125,000	125,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	142,000	142,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.17%), 5.50%, 6/3/24(3)	77,000	76,995
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	180,000	180,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	55,000	55,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	330,000	330,000
(Floating, U.S. SOFR + 0.18%), 5.51%, 6/3/24(3)	80,000	79,994
(Floating, U.S. SOFR + 0.19%), 5.52%, 6/3/24(3)	40,000	40,000
		3,300,103
Federal Home Loan Bank – 18.8%
FHLB Bonds,
5.31%, 6/14/24	200,000	200,000
5.50%, 12/20/24	165,000	165,000
5.40%, 2/3/25	310,000	310,000
5.03%, 2/14/25	310,000	310,000
5.02%, 2/19/25	115,000	115,000
5.00%, 2/24/25	345,000	345,000
5.30%, 5/12/25	320,000	320,000
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.7% (1)continued
Federal Home Loan Bank – 18.8%continued
5.32%, 5/12/25	$80,000	$80,000
FHLB Discount Notes,
1.32%, 6/4/24(2)	75,000	74,989
5.26%, 6/28/24(2)	35,000	34,863
5.26%, 7/17/24(2)	115,000	114,229
5.32%, 7/17/24(2)	175,000	173,827
5.27%, 7/19/24(2)	80,000	79,440
5.18%, 8/2/24(2)	225,000	223,006
5.20%, 8/5/24(2)	175,000	173,379
5.18%, 8/9/24(2)	200,000	198,029
5.20%, 8/9/24(2)	50,000	49,507
5.31%, 8/26/24(2)	234,000	231,071
5.27%, 8/28/24(2)	143,000	141,168
4.83%, 10/31/24(2)	305,000	298,870
4.74%, 11/7/24(2)	80,000	78,331
4.79%, 11/7/24(2)	80,000	78,331
4.81%, 2/10/25(2)	100,000	96,635
4.83%, 2/10/25(2)	145,000	140,121
4.81%, 2/11/25(2)	125,000	120,785
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	235,000	235,000
(Floating, U.S. SOFR + 0.01%), 5.34%, 6/3/24(3)	220,000	220,000
(Floating, U.S. SOFR + 0.02%), 5.35%, 6/3/24(3)	85,000	85,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	55,000	55,000
(Floating, U.S. SOFR + 0.16%), 5.49%, 6/3/24(3)	225,000	225,000
(Floating, U.S. SOFR + 0.20%), 5.53%, 6/3/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.20%), 5.53%, 6/3/24(3)	150,000	150,000
(Floating, U.S. SOFR + 0.21%), 5.54%, 6/3/24(3)	80,000	80,000
		5,221,581
Total U.S. Government Agencies
(Cost $8,521,684)		8,521,684

U.S. GOVERNMENT OBLIGATIONS – 14.3%
U.S. Treasury Bills – 14.2%
5.11%, 6/27/24(2)	155,000	154,409
5.04%, 7/2/24(2)	50,000	49,775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.3%continued
U.S. Treasury Bills – 14.2%continued
5.05%, 7/2/24(2)	$145,000	$144,347
5.03%, 7/16/24(2)	130,000	129,153
5.03%, 7/23/24(2)	234,000	232,238
5.01%, 7/25/24(2)	20,000	19,849
5.07%, 7/30/24(2)	56,000	55,522
5.02%, 8/1/24(2)	270,000	267,673
5.15%, 8/1/24(2)	135,000	133,836
5.15%, 8/8/24(2)	155,000	153,463
5.05%, 8/13/24(2)	255,000	252,295
5.15%, 8/22/24(2)	240,000	237,133
5.21%, 8/29/24(2)	160,000	157,922
5.06%, 9/10/24(2)	815,000	803,019
5.05%, 9/17/24(2)	235,000	231,309
5.05%, 9/24/24(2)	282,040	277,324
5.06%, 10/1/24(2)	355,000	348,851
5.20%, 10/10/24(2)	240,000	235,494
5.15%, 10/31/24(2)	75,000	73,364
		3,956,976
U.S. Treasury Notes – 0.1%
1.00%, 12/15/24	25,000	24,493
Total U.S. Government Obligations
(Cost $3,981,469)		3,981,469

Investments, at Amortized Cost
( $12,503,153)		12,503,153

REPURCHASE AGREEMENTS – 51.7% (4)
Bank of America N.A., dated 5/31/24, repurchase price $350,155, 5.33%, 6/3/24	350,000	350,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $150,067, 5.34%, 6/3/24	150,000	150,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $2,000,888, 5.33%, 6/3/24	2,000,000	2,000,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $2,000,888, 5.33%, 6/3/24	2,000,000	2,000,000
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  19 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 51.7% (4)continued
Barclays Capital, Inc., dated 5/31/24, repurchase price $395,176, 5.35%, 6/3/24	$395,000	$395,000
Barclays Capital, Inc., dated 5/31/24, repurchase price $600,267, 5.34%, 6/3/24	600,000	600,000
Citigroup Global Markets, Inc., dated 5/31/24, repurchase price $168,075, 5.33%, 6/3/24	168,000	168,000
Federal Reserve Bank of New York, dated 5/31/24, repurchase price $1,178,520, 5.30%, 6/3/24	1,178,000	1,178,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $1,506,876, 5.34%, 6/7/24	1,500,000	1,500,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $3,501,552, 5.32%, 6/3/24	3,500,000	3,500,000
JPMorgan Securities LLC, dated 5/31/24, repurchase price $400,178, 5.34%, 6/3/24	400,000	400,000
Royal Bank of Canada, dated 5/31/24, repurchase price $1,858,233, 5.34%, 6/7/24	1,850,000	1,850,000
TD Securities (USA) LLC, dated 5/31/24, repurchase price $250,111, 5.33%, 6/3/24	250,000	250,000
		14,341,000
Total Repurchase Agreements
(Cost $14,341,000)		14,341,000

Total Investments – 96.7%
(Cost $26,844,153)		26,844,153
Other Assets less Liabilities – 3.3%		911,489
NET ASSETS – 100.0%		$27,755,642

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of May 31, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$ 678,557	0.00% — 5.92%	6/28/24 — 7/27/40
FHLMC	$1,240,715	0.38% — 7.50%	9/23/25 — 6/1/54
FNMA	$1,983,800	0.00% — 8.00%	1/7/25 — 7/1/60
GNMA	$755,773	1.50% — 8.50%	9/20/27 — 4/20/64
U.S. Treasury Bills	$767,272	0.00%	9/3/24
U.S. Treasury Bonds	$2,017,173	1.38% — 4.75%	1/15/25 — 8/15/50
U.S. Treasury Notes	$7,196,752	0.25% — 5.50%	1/31/25 — 5/15/33
Total	$14,640,042

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2024 (UNAUDITED)
Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2024:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$26,844,153	$—	$26,844,153

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  21 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements
1. ORGANIZATION
Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2024, each with its own investment objective (e.g., income consistent with preservation of capital).
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Treasury Portfolio are each authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.
Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value ("NAV") determination of each class of each Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 p.m. Central time.
A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the
1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees ("Board") believes the extent of any deviation from a Portfolio's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Each Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedules of Investments.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government
MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

May 31, 2024 (UNAUDITED)
Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at May 31, 2024.
The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of May 31, 2024, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of Montreal	$300,000	$(300,000)	$–
	Barclays	9,800,000	(9,800,000)	–
	Citigroup	641,000	(641,000)	–
	Federal Reserve Bank of New York	12,597,000	(12,597,000)	–
	Fixed Income Clearing Corp.	2,250,000	(2,250,000)	–
	ING Financial Markets	225,000	(225,000)	–
	JPMorgan	7,360,000	(7,360,000)	–
	RBC Dominion Securities	6,000,000	(6,000,000)	–
	Royal Bank of Canada	2,250,000	(2,250,000)	–
	Total	$41,423,000	$(41,423,000)	$–
U.S. Government	Bank of America N.A.	$355,000	$(355,000)	$–
	Bank of America Securities LLC	2,750,000	(2,750,000)	–
	Barclays	3,000,000	(3,000,000)	–
	Citigroup	1,479,000	(1,479,000)	–
	Federal Reserve Bank of New York	465,000	(465,000)	–
	JPMorgan	2,850,000	(2,850,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	Total	$11,899,000	$(11,899,000)	$–
U.S. Government Select	Bank of America	$350,000	$(350,000)	$–
	Barclays	5,145,000	(5,145,000)	–
	Citigroup	168,000	(168,000)	–
	Federal Reserve Bank of New York	1,178,000	(1,178,000)	–
	JPMorgan	5,400,000	(5,400,000)	–
	Royal Bank of Canada	1,850,000	(1,850,000)	–
	TD Securities	250,000	(250,000)	–
	Total	$14,341,000	$(14,341,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements continued
C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.
The Portfolios allocate all income and realized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.
E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios' capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.
At November 30, 2023, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
U.S. Government Select	$4	$(4)
F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of
1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.
There were no unused capital loss carryforwards in the U.S. Government Select Portfolio as of November 30, 2023.
The following capital loss carryforwards were utilized at November 30, 2023, for U.S. Federal income tax purposes:
Amounts in thousands
Treasury	$26
U.S. Government	2
At November 30, 2023, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$309,318	$—
U.S. Government	76,870	—
U.S. Government Select	121,363	2

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$3,250,552	$—
U.S. Government	819,776	—
U.S. Government Select	1,277,755	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$567,356	$78
U.S. Government	136,095	—
U.S. Government Select	247,490	6

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

May 31, 2024 (UNAUDITED)
As of November 30, 2023, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios' federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
3. BANK BORROWINGS
The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility will expire on November 11, 2024, unless renewed.
The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2024. There were no outstanding loan amounts at May 31, 2024.
4. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).
NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio or Class so that after such reimbursement the total annual fund operating expenses of the Portfolio or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board;  (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2024 were approximately $182,000, $45,000 and $109,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.
At May 31, 2024, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%
The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2025 without the approval of the Board. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.
During the six months ended May 31, 2024, NTI voluntarily reimbursed expenses for the U.S. Government Select Portfolio. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2024 was approximately $762,000 for the U.S. Government Select Portfolio and is included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements continued
Portfolios by NTI. There were no voluntary expense reimbursement receivables at May 31, 2024 for Treasury or U.S. Government Portfolios.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.
On a daily basis a Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolios to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern
Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
5. RELATED PARTY TRANSACTIONS
The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2024, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.
Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.
During the fiscal year ended November 30, 2023, the Treasury Portfolio and the U.S. Government Select Portfolio received reimbursements from Northern Trust of approximately $36,000 and $2,000, respectively, in connection with errors. These reimbursements are included in Net investment income in the Statements of Changes in Net Assets and Financial Highlights. The cash contributions represent less than $0.01 per share and had no effect on each Portfolio's total return.
6. INVESTMENT TRANSACTIONS
At May 31, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$ —	$ —	$ —	$81,986,278
U.S. Government	—	—	—	20,696,056
U.S. Government Select	—	—	—	26,844,153
MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

May 31, 2024 (UNAUDITED)
7. CAPITAL SHARE TRANSACTIONS
Transactions in Shares for the six months ended May 31, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$72,415,770	$116,934	$ (72,893,686)	$ (360,982)
U.S. Government	122,885,466	486	(120,247,892)	2,638,060
U.S. Government Select	150,325,900	39,471	(150,320,042)	45,329

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Shares for the fiscal year ended November 30, 2023, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$89,346,427	$165,034	$ (85,968,592)	$3,542,869
U.S. Government	238,883,114	664	(239,904,775)	(1,020,997)
U.S. Government Select	227,823,034	44,865	(227,157,883)	710,016

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Service Shares for the six months ended May 31, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$122,970	$103	$ (144,026)	$ (20,953)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Service Shares for the fiscal year ended November 30, 2023, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$607,204	$2,167	$ (640,743)	$ (31,372)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Premier Shares for the six months ended May 31, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$364,841,788	$ —	$ (355,089,116)	$9,752,672

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Premier Shares for the fiscal year ended November 30, 2023, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$681,309,799	$ —	$ (679,126,473)	$2,183,326

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Siebert Williams Shank Shares for the six months ended May 31, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$10,038,546	$17,905	$ (11,342,424)	$ (1,285,973)
U.S. Government Select	5,929,166	24,760	(6,856,497)	(902,571)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2023, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$16,974,033	$64,291	$ (15,822,320)	$1,216,004
U.S. Government Select	22,733,552	66,093	(21,347,978)	1,451,667

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements continued	May 31, 2024 (UNAUDITED)
9. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021.
Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.
In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Portfolios' financial statements and disclosures.
10. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	May 31, 2024 (Unaudited)
At an in-person meeting held on May 15-16, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the continuance of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) for an additional one-year period.
In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”),  and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustee present.
In evaluating the Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolios’ investment performance over different time periods, including versus applicable benchmarks and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Portfolios, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolios; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolios; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolios, including Northern’s staffing for the Portfolios and information on the portfolio managers, credit research and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolios; (vii) information about purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders.
The Trustees were provided with information on the construction of the Performance Universes and Expense Groups for each Portfolio by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Portfolios together and with respect to each Portfolio separately as the Board deemed appropriate.
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Portfolios, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued
the investment operations of each Portfolio and the composition of each Portfolio’s assets, including the day-to-day portfolio management of each Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Portfolio; (ii) determining what investments or securities will be purchased, retained or sold by each Portfolio, what portion of each Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions;  (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Portfolios. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolios, including recently adopted rule and form amendments by the U.S. Securities and Exchange Commission impacting money market funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Fund’s compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Portfolios, and the quality of Northern’s communications with, and services to, shareholders of the Portfolios. The Trustees reviewed the administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day custodial, transfer agency and fund account operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments and considered Northern’s initiatives on behalf of the Portfolios to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements and initiatives. The Trustees took into account that each Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Portfolios. The Trustees also considered the financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolios and their shareholders.
Performance
The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objective. The Trustees focused on information on the Portfolios’ investment performance for one-, three-, and five- -years ended January 31, 2024 and compared the investment performance of each Portfolio to its respective Performance Universe. The Portfolios were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks.
The Trustees noted the following regarding each Portfolio’s Shares class performance relative to its Performance Universe:
Treasury Portfolio – Performance of the Treasury Portfolio with respect to its Performance Universe was in the first quintile for the one-year period, and second quintile for the three- and five-year periods ended January 31, 2024.
U.S. Government Portfolio – Performance of the U.S. Government Portfolio in comparison to its Performance Universe was in the third quintile for the one-, three-, and five-year periods ended January 31, 2024.
U.S. Government Select Portfolio – Performance of the U.S. Government Select Portfolio in comparison to its Performance Universe was in the second quintile for the one- and five-year periods, and third quintile for the three-year period ended January 31, 2024.
The Trustees considered Northern’s discussion of the Portfolios’ performance and reviewed Northern’s processes to address performance issues, if any.  The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to the Portfolios that were underperforming. The Trustees further noted prior enhancements implemented by Northern with respect to monitoring performance and various portfolio metrics relative to peers.
The Trustees concluded that, based on the information received, each Portfolio’s performance was generally satisfactory.
MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

May 31, 2024 (Unaudited)
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Portfolio’s contractual management fee rates (before fee waivers and expense reimbursements, if any) and actual advisory fee rates (after fee waivers and expense reimbursements, if any); each Portfolio’s total operating expense ratios (after fee waivers and expense reimbursements, if any); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Portfolio. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses to competitively position the U.S. Government Select Portfolio, and considered actions taken in past years to reduce Portfolio expenses, including to avoid negative yield.
The Trustees reviewed information on the management fee rates paid by each Portfolio under the Management Agreement and each Portfolio’s total operating expense ratios compared to each Portfolio’s respective Expense Group and Expense Universe. Total operating expenses (after fee waivers and expense reimbursements, if any), for comparative consistency, are shown by the Data Provider for each Portfolio’s Shares class. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Portfolios’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds.  As a result, the Portfolios’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual shareholder report available to the Data Provider for the funds that comprise each Portfolio’s Expense Group, and Northern’s discussion of how such reports reflect historical asset levels and differing levels of fee waivers across varying fiscal years that may be quite different from those currently existing, particularly in a period of changing interest rates. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Trustees noted the following regarding each Portfolio’s contractual  management fee rates (before fee waivers and reimbursements, if any), actual advisory fee rates (after fee waivers and reimbursements, if any), and total operating expense ratios (after fee waivers and reimbursements if any) relative to each Portfolio’s respective Expense Group:
Treasury Portfolio – The Treasury Portfolio’s contractual management fee was in the first quintile; actual advisory fee was in the fourth quintile; and total expense ratio was in the second quintile of its Expense Group.
U.S. Government Portfolio – The U.S. Government Portfolio’s contractual management fee was in the fourth quintile; actual advisory fee was in the fifth quintile; and total expense ratio was in the fifth quintile of its Expense Group.
U.S. Government Select Portfolio – The U.S. Government Select Portfolio’s contractual management fee was in the second quintile; actual advisory fee was in the fourth quintile; and total expense ratio was in the third quintile of its Expense Group.
The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had agreed to reimburse expenses and/or waive fees for each of the Portfolios to maintain a specified level of total net operating expenses. The Trustees also considered Northern’s discussion of how money market fund investment advisers, including Northern, had generally been voluntarily waiving fees prior to interest rate increases in March 2022, and that because the Data Provider uses fiscal year-end annual report expense data, funds with fiscal year-ends later in the calendar year, such as the Portfolios, had lower levels of fee waivers relative to other peer money market funds with fiscal year-ends earlier in the calendar year. Therefore, Northern explained, the Portfolios generally appeared to have higher fees when compared to certain of their respective peers within a Portfolio’s Expense Group that have earlier fiscal year-ends. Moreover, when compared to peers within a Portfolio’s Expense Universe, which includes more funds than the Portfolio’s Expense Group, the impact of fee waivers rolling off at different times is even further reduced. The Trustees also considered the management fees charged by Northern to other similarly managed funds and client accounts, including Northern's explanations of differences among such funds and accounts where relevant. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Portfolio under the Management Agreement was fair and reasonable in light of the services provided.
In addition, the Trustees considered the amount of assets in each Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis,  both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Portfolios’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued	May 31, 2024 (Unaudited)
across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Portfolios and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolios. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Portfolio.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios were sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursement agreement to limit total fund operating expenses for each Portfolio, and therefore breakpoints were not necessary at this time.
Based on the foregoing, the Trustees determined that each Portfolio’s current management fee structure was reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio. The Trustees considered that many of the Portfolios’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.
Conclusion
After deliberation and based on its review, including consideration of each of the factors  referenced  above,  the  Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After  full  consideration  of  the  above  factors  as  well  as  other  factors,  the  Board,  including  the  Independent  Trustees,  unanimously  approved the continuance of the Management Agreement on behalf of each Portfolio.
MONEY MARKET PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	May 31, 2024 (Unaudited)
Not applicable.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	May 31, 2024 (Unaudited)
Not applicable.
MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS
This Page Intentionally Left Blank
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
This Page Intentionally Left Blank
MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS
This Page Intentionally Left Blank
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 MONEY MARKET PORTFOLIOS

50 SOUTH LASALLE STREET
P.O. BOX 75986
CHICAGO, ILLINOIS 60675-5986
800-637-1380
NORTHERNTRUST.COM/INSTITUTIONAL

©2024 Northern Institutional Funds
NIF SAR MM (7/24)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: August 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: August 5, 2024

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 5, 2024